Segment information (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 69,767	$ 58,824	$ 59,669
Costs		(42,000)	(34,646)	(35,370)
Gross profit		27,767	24,178	24,299
Net gain / (loss) from fair value adjustment of investment properties		(23,710)	16,981	(4,389)
General and administrative expenses		(7,714)	(6,884)	(7,068)
Selling expenses		(8,717)	(8,283)	(8,806)
Other operating results, net		301	1,529	(651)
Profit / (loss) from operations		(12,073)	27,521	3,385
Share of (loss) / profit of associates and joint ventures		(4,889)	(2,481)	(757)
Segment profit / (loss)		(16,962)	25,040	2,628
Expenses and Collective Promotion Funds [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		2,593	3,069	3,287
Costs		(2,697)	(3,110)	(3,343)
Gross profit		(104)	(41)	(56)
Net gain / (loss) from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Other operating results, net		104	41	56
Profit / (loss) from operations
Share of (loss) / profit of associates and joint ventures
Segment profit / (loss)
Reportable assets
Reportable liabilities
Net reportable assets
Joint Ventures [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	(65)	(78)	(94)
Costs		47	48	43
Gross profit	[1]	(18)	(30)	(51)
Net gain / (loss) from fair value adjustment of investment properties	[1]	587	(739)	(671)
General and administrative expenses	[1]	11	26	10
Selling expenses	[1]	5	11	10
Other operating results, net	[1]	131	25	(20)
Profit / (loss) from operations	[1]	716	(707)	(722)
Share of (loss) / profit of associates and joint ventures	[1]	(712)	649	170
Segment profit / (loss)	[1]	4	(58)	(552)
Reportable assets	[1]	(426)	307	(180)
Reportable liabilities	[1]
Net reportable assets	[1]	(426)	307	(180)
Operations Center in Argentina [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		10,534	9,707	9,728
Costs		(2,223)	(1,960)	(2,105)
Gross profit		8,311	7,747	7,623
Net gain / (loss) from fair value adjustment of investment properties		(27,713)	14,145	(4,497)
General and administrative expenses		(1,870)	(1,634)	(1,510)
Selling expenses		(759)	(788)	(769)
Other operating results, net		(437)	(29)	(679)
Profit / (loss) from operations		(22,468)	19,441	168
Share of (loss) / profit of associates and joint ventures		(4,220)	(2,957)	(965)
Segment profit / (loss)		(26,688)	16,484	(797)
Reportable assets		78,058	106,983	93,973
Reportable liabilities
Net reportable assets		78,058	106,983	93,973
Operations Center in Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		56,722	46,138	46,762
Costs		(37,127)	(29,624)	(29,965)
Gross profit		19,595	16,514	16,797
Net gain / (loss) from fair value adjustment of investment properties		3,416	3,575	779
General and administrative expenses		(5,886)	(5,299)	(5,583)
Selling expenses		(7,963)	(7,506)	(8,051)
Other operating results, net		519	1,494	(8)
Profit / (loss) from operations		9,681	8,778	3,934
Share of (loss) / profit of associates and joint ventures		43	(173)	38
Segment profit / (loss)		9,724	8,605	3,972
Reportable assets		374,723	394,376	361,249
Reportable liabilities		(322,562)	(335,186)	(312,667)
Net reportable assets		52,161	59,190	48,582
Total
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		67,256	55,845	56,490
Costs		(39,350)	(31,584)	(32,070)
Gross profit		27,906	24,261	24,420
Net gain / (loss) from fair value adjustment of investment properties		(24,297)	17,720	(3,718)
General and administrative expenses		(7,756)	(6,933)	(7,093)
Selling expenses		(8,722)	(8,294)	(8,820)
Other operating results, net		82	1,465	(687)
Profit / (loss) from operations		(12,787)	28,219	4,102
Share of (loss) / profit of associates and joint ventures		(4,177)	(3,130)	(927)
Segment profit / (loss)		(16,964)	25,089	3,175
Reportable assets		452,781	501,359	455,222
Reportable liabilities		(322,562)	(335,186)	(312,667)
Net reportable assets		130,219	166,173	142,555
Elimination of Inter-Segment Transactions and Non-reportable Assets / Liabilities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[2]	(17)	(12)	(14)
Costs
Gross profit	[2]	(17)	(12)	(14)
Net gain / (loss) from fair value adjustment of investment properties	[2]
General and administrative expenses	[2]	31	23	15
Selling expenses	[2]			4
Other operating results, net	[2]	(16)	(2)
Profit / (loss) from operations	[2]	(2)	9	5
Share of (loss) / profit of associates and joint ventures	[2]
Segment profit / (loss)	[2]	(2)	9	5
Reportable assets	[2]	22,279	25,190	15,215
Reportable liabilities	[2]	(66,253)	(72,155)	(59,951)
Net reportable assets	[2]	(43,974)	(46,965)	(44,736)
Total as Per Statement of Income / Statement of Financial Position [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		69,767	58,824	59,669
Costs		(42,000)	(34,646)	(35,370)
Gross profit		27,767	24,178	24,299
Net gain / (loss) from fair value adjustment of investment properties		(23,710)	16,981	(4,389)
General and administrative expenses		(7,714)	(6,884)	(7,068)
Selling expenses		(8,717)	(8,283)	(8,806)
Other operating results, net		301	1,529	(651)
Profit / (loss) from operations		(12,073)	27,521	3,385
Share of (loss) / profit of associates and joint ventures		(4,889)	(2,481)	(757)
Segment profit / (loss)		(16,962)	25,040	2,628
Reportable assets		474,634	526,856	470,257
Reportable liabilities		(388,815)	(407,341)	(372,618)
Net reportable assets		$ 85,819	$ 119,515	$ 97,639

[1]	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
[2]	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 6,058, Ps. 3,815 and Ps. 112, as of June 30, 2019, 2018 and 2017, respectively.